THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
The Company and Summary of Significant Accounting Policies [Line Items]
Basis of Presentation and Consolidation
Basis of Presentation
The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America.
Principles of Consolidation
The consolidated financial statement includes the accounts of SpinCo and its wholly-owned subsidiary, Stream Merger Sub, Inc., a Delaware corporation. All inter-company transactions and balances have been eliminated in consolidation.

Vimeo Inc.
The Company and Summary of Significant Accounting Policies [Line Items]
Nature of Operations
Nature of Operations
Vimeo is the world’s leading all-in-one video software solution, providing the full breadth of video tools through a software-as-a-service model. Vimeo’s comprehensive and cloud-based tools empower its users to create, collaborate and communicate with video on a single, turnkey platform.

Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The historical consolidated financial statements of Vimeo and subsidiaries have been prepared on a standalone basis and are derived from the historical accounting records of Vimeo and IAC. The consolidated financial statements reflect the historical financial position, results of operations and cash flows of Vimeo and its consolidated subsidiaries since their respective dates of acquisition by Vimeo and the allocation to Vimeo of certain IAC corporate expenses relating to Vimeo based on the historical accounting records of IAC. The allocation of certain IAC corporate expenses is reflected in the consolidated balance sheet within "Additional paid-in capital." For the purpose of these consolidated financial statements, income taxes have been computed for Vimeo on an as if standalone, separate tax return basis and payments to and refunds from IAC for Vimeo’s share of IAC’s consolidated state tax return liabilities have been reflected within cash flows from operating activities in the accompanying consolidated statement of cash flows.
As used herein, "Vimeo," "we," "our" or "us" and similar terms in these historical consolidated financial statements refer to Vimeo, Inc. and its subsidiaries (unless the context requires otherwise).
Vimeo prepares its consolidated financial statements in accordance with U.S. generally accepted accounting principles ("GAAP").
All intercompany transactions and balances between and among Vimeo and its subsidiaries have been eliminated. All intercompany transactions between (i) Vimeo and (ii) IAC and its subsidiaries (other than subsidiaries of Vimeo), other than borrowings from and principal payments to certain IAC subsidiaries, which were not Vimeo subsidiaries, related to amounts evidenced by notes, are reflected in the consolidated statement of cash flows as "Due to IAC/InterActiveCorp" as an operating activity and in the consolidated balance sheet within "Accrued expenses and other current liabilities." Borrowings from and principal payments to certain IAC subsidiaries, in each case other than Vimeo subsidiaries, related to amounts evidenced by notes are reflected in the consolidated statement of cash flows as financing activities and in the consolidated balance sheet as "Promissory notes due on demand — related party" and "Long-term debt — related party."
In management’s opinion, the assumptions underlying the historical consolidated financial statements of Vimeo, including the basis on which the expenses have been allocated from IAC, are reasonable. However, these allocations may not reflect the expenses that Vimeo would have incurred as an independent, stand-alone company for the periods presented.
The accompanying unaudited consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and notes required by GAAP for complete annual financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation. Interim results are not necessarily indicative of the results that may be expected for the full year. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements of Vimeo for the year ended December 31, 2020 and notes thereto included in the joint proxy statement/consent solicitation statement/prospectus of IAC and SpinCo filed with the Securities and Exchange Commission on April 8, 2021.

Accounting Estimates
Accounting Estimates
Management of Vimeo is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of assets and liabilities. Actual results could differ from these estimates.
On an ongoing basis, Vimeo evaluates its estimates, judgments and assumptions, including those related to: the fair values of cash equivalents; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the determination of customer relationship period for certain costs to obtain a contract with a customer; the carrying value of right-of-use assets ("ROU assets"); the useful lives and recoverability of leasehold improvements and equipment and intangible assets with definite lives; the recoverability of goodwill; contingencies; unrecognized tax benefits; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. Vimeo bases its estimates, judgments and assumptions on historical experience, its forecasts and budgets and other factors that Vimeo considers relevant.

Accounting Estimates

Management of Vimeo is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of assets and liabilities. Actual results could differ from these estimates.

On an ongoing basis, Vimeo evaluates its estimates, judgments and assumptions, including those related to: the fair value of cash equivalents; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the determination of the customer relationship period for certain costs to obtain a contract with a customer; the carrying value of right-of-use assets (“ROU assets”); the useful lives and recoverability of leasehold improvements and equipment and intangible assets with definite lives; the recoverability of goodwill; contingencies; unrecognized tax benefits; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. Vimeo bases its estimates, judgments and assumptions on historical experience, its forecasts and budgets and other factors that Vimeo considers relevant

General Revenue Recognition
General Revenue Recognition
Revenue is recognized when control of the promised services or goods is transferred to Vimeo's customers and in the amount that reflects the consideration Vimeo expects to be entitled to in exchange for those services or goods.
Deferred Revenue
Deferred revenue consists of payments that are received or are contractually due in advance of Vimeo's performance. Vimeo’s deferred revenue is reported on a contract-by-contract basis at the end of each reporting period. Vimeo classifies deferred revenue as current when the remaining term of the applicable subscription period or expected completion of Vimeo's performance obligation is one year or less. The current and non-current deferred revenue balances at December 31, 2020 are $137.4 million and $0.8 million, respectively. During the three months ended March 31, 2021, Vimeo recognized $65.6 million of revenue that was included in the deferred revenue balance as of December 31, 2020. During the three months ended March 31, 2020, Vimeo recognized $38.9 million of revenue that was included in the deferred revenue balance as of December 31, 2019. The current and non-current deferred revenue balances at March 31, 2021 are $147.8 million and $0.9 million, respectively. Non-current deferred revenue is included in "Other long-term liabilities" in the accompanying consolidated balance sheet.
Practical Expedients and Exemptions
As permitted under the practical expedient available under ASU No. 2014-09, Revenue from Contracts with Customers, Vimeo does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which Vimeo recognizes revenue at the amount which Vimeo has the right to invoice for services performed.
Assets Recognized from the Costs to Obtain a Contract with a Customer
Vimeo has determined that certain costs, primarily commissions, paid to employees pursuant to certain sales incentive programs and mobile app store fees meet the requirements to be capitalized as a cost of obtaining a contract. Commissions paid to employees pursuant to certain sales incentive programs are amortized over the estimated customer relationship period. Vimeo calculates the estimated customer relationship period as the average customer life, which is based on historical data. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. For sales incentive programs where the customer relationship period is one year or less, Vimeo has elected the practical expedient to expense the costs as incurred. Vimeo generally capitalizes and amortizes mobile app store fees over the term of the applicable subscription.
The current and non-current capitalized costs to obtain a contract with a customer are included in "Other current assets" and "Other non-current assets" in the accompanying consolidated balance sheet and are $3.0 million and $5.2 million, and $2.7 million and $4.9 million, at March 31, 2021 and December 31, 2020, respectively.

Revenue Recognition

Vimeo revenue is derived primarily from annual and monthly SaaS subscription fees paid by subscribers for self-serve and enterprise subscription plans. Subscription revenue is recognized over the term of the applicable subscription period, which ranges from one month to three years. The most common subscription is an annual subscription.

Vimeo’s disaggregated revenue disclosures are presented in “Note 15 — Consolidated Financial Statement Details.”

Vimeo accounts for a contract with a customer when it has approval and commitment from all parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services or goods is transferred to Vimeo’s customers and in an amount that reflects the consideration Vimeo expects to be entitled to in exchange for those services or goods.

Transaction Price

The objective of determining the transaction price is to estimate the amount of consideration Vimeo is due in exchange for its services or goods. Vimeo determines the total transaction price at contract inception and reassesses this estimate each reporting period.

Vimeo excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, these taxes are not included as a component of revenue or cost of revenue.

For contracts that have an original duration of one year or less, Vimeo uses the practical expedient available under ASU No. 2014‑09, Revenue from Contracts with Customers, applicable to such contracts and does not consider the time value of money.

Arrangements with Multiple Performance Obligations

Vimeo’s contracts with customers may include multiple performance obligations. For such arrangements, Vimeo allocates revenue to each performance obligation based on its relative standalone selling price. Vimeo generally determines standalone selling prices based on the prices charged to customers, which are directly observable or based on an estimate if not directly observable.

Assets Recognized from the Costs to Obtain a Contract with a Customer

Vimeo has determined that certain costs, primarily commissions paid to employees pursuant to certain sales incentive programs and mobile app store fees, meet the requirements to be capitalized as a cost of obtaining a contract. Commissions paid to employees pursuant to certain sales incentive programs are amortized over the estimated customer relationship period. Vimeo calculates the estimated customer relationship period as the average customer life, which is based on historical data. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. For sales incentive programs where the customer relationship period is one year or less, Vimeo has elected the practical expedient to expense the costs as incurred. Vimeo capitalizes and amortizes mobile app store fees over the term of the applicable subscription.

During the years ended December 31, 2019 and 2020, Vimeo recognized expense of $5.0 million and $7.7 million related to the amortization of these costs. The current contract asset balances are $0.5 million, $1.7 million and $2.7 million at January 1, 2019, and December 31, 2019 and 2020, respectively. The non-current contract asset balances are $1.1 million, $2.2 million and $4.9 million at January 1, 2019 and December 31, 2019 and 2020, respectively. The current and non-current contract assets are included in “Other current assets” and “Other non-current assets,” respectively, in the accompanying consolidated balance sheet.

Performance Obligations

As permitted under the practical expedient available under ASU No. 2014‑09, Vimeo does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which Vimeo recognizes revenue at the amount which it has the right to invoice for services performed.

Accounts Receivables, Net of Allowance for Credit Losses

Accounts receivable include amounts billed and currently due from customers. Vimeo maintains an allowance for credit losses to provide for the estimated amount of accounts receivable that will not be collected. The allowance for credit losses is based upon a number of factors, including the length of time accounts receivable are past due, Vimeo’s previous loss history and the specific customer’s ability to pay its obligation. The time between Vimeo issuance of an invoice and payment due date is not significant; customer payments that are not collected in advance of the transfer of promised services or goods are generally due no later than 30 days from invoice date.

Credit Losses

The following table presents the changes in the allowance for credit losses for the year ended December 31, 2020:

Year Ended
December 31, 2020
(In thousands)
Balance at January 1	$273
Current period provision for credit losses	1,834
Write-offs charged against the allowance	(1,645)
Recoveries collected	14
Balance at December 31	$476

Deferred Revenue

Deferred revenue consists of advance payments that are received or are contractually due in advance of Vimeo’s performance. Vimeo’s deferred revenue is reported on a contract by contract basis at the end of each reporting period. Vimeo classifies deferred revenue as current when the term of the applicable subscription period or expected completion of its performance obligation is one year or less. The current and non-current deferred revenue balances are $66.8 million and $0.6 million, respectively, at January 1, 2019 and $83.9 million and $0.7 million, respectively, at December 31, 2019. During the year ended December 31, 2019, the Company recognized $66.8 million of revenue that was included in the deferred revenue balance as of January 1, 2019. During the year ended December 31, 2020, Vimeo recognized $84.1 million of revenue that was included in the deferred revenue balance as of December 31, 2019. The current and non-current deferred revenue balances are $137.4 million and $0.8 million, respectively, at December 31, 2020. Non-current deferred revenue is included in “Other long-term liabilities” in the accompanying consolidated balance sheet.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
There are no recently issued accounting pronouncements that have not yet been adopted that are expected to have a material effect on the consolidated results of operations, financial condition or cash flows of Vimeo.

Recent Accounting Pronouncements

Accounting Pronouncements Adopted by Vimeo

ASU No. 2016‑13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

Vimeo adopted ASU No. 2016‑13 effective January 1, 2020. ASU No. 2016‑13 replaces the “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. Vimeo adopted ASU No. 2016‑13 using the modified retrospective approach and there was no cumulative effect adjustment arising from the adoption. The adoption of ASU No. 2016‑13 did not have a material impact on Vimeo’s consolidated financial statements.

ASU No. 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

Vimeo adopted ASU No. 2019‑12 effective January 1, 2020, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. Most amendments within ASU No. 2019‑12 are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. Vimeo adopted ASU No. 2019‑12 using the modified retrospective basis for those amendments that are not applied on a prospective basis. The adoption of ASU No. 2019‑12 did not have a material impact on Vimeo’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted by Vimeo

There are no recently issued accounting pronouncements that have not yet been adopted that are expected to have a material effect on the consolidated results of operations, financial condition or cash flows of Vimeo